ACCRUED AND OTHER LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2021
Payables and Accruals [Abstract]
Schedule of accrued and other liabilities

	September 30, 2021	December 31, 2020
Sales tax payable	$1,245	$3,804
Accrued interest payable	3,604	2,067
Payroll tax liabilities	125,931	142,648
Total accrued liabilities	$130,780	$148,519